FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Recurring Fair Value Measurements
Items measured on a recurring basis at fair value:

	As of June 30, 2025
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Digital financial assets	$285,908	$83,741	$—	$369,649
Digital intangible assets at fair value	2,377,215	152,693	2,852	2,532,760
Digital assets loan receivable, net of allowance — Financial assets	—	193,406	—	193,406
Digital assets receivable	7	—	6,058	6,065
Assets posted as collateral — Digital assets	—	720,539	—	720,539
Derivative assets	123,584	11,323	—	134,907
Embedded derivative — Collateral payable — Digital assets	—	64,223	—	64,223
Embedded derivative — Digital assets borrowed	—	70,057	—	70,057
Investments(1)	695,250	5,531	505,187	1,205,968
	$3,481,964	$1,301,513	$514,097	$5,297,574
Liabilities
Investments sold short(2)	$86,210	$—	$—	$86,210
Derivative liabilities	67,478	18,886	—	86,364
Embedded derivative — Digital assets borrowed	—	240,379	—	240,379
Embedded derivative — Collateral payable	—	231,868	—	231,868
	$153,688	$491,133	$—	$644,821
__________________
(1)Excludes equity securities measured utilizing net asset value as a practical expedient of $330.3 million and investments utilizing the measurement alternative of $75.7 million as they are without readily determinable fair values.
(2)Investments sold short are included in Other current liabilities in the Company’s condensed consolidated interim statements of financial position.

	As of December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Digital financial assets	$354,851	$4,814	$—	$359,665
Digital intangible assets at fair value	1,929,661	68,239	20,457	2,018,357
Digital assets loan receivable, net of allowance Financial assets	—	393,734	—	393,734
Digital assets receivable	204	24	60,492	60,720
Assets posted as collateral — Digital assets	—	278,527	—	278,527
Derivative assets	188,836	18,817		207,653
Embedded derivative — Collateral payable	—	55,848	—	55,848
Embedded derivative — Digital assets borrowed	—	24,039	—	24,039
Investments(1)	751,220	—	524,573	1,275,793
	$3,224,772	$844,042	$605,522	$4,674,336
Liabilities
Investments sold short	$6,524	—	—	$6,524
Derivative liabilities	58,155	107,703		165,858
Embedded derivative — Digital assets borrowed		252,635		252,635
Embedded derivative — Collateral payable		161,261		161,261
Embedded derivative — Notes payable	—	—	136,192	136,192
	$64,679	$521,599	$136,192	$722,470
__________________
(1)Excludes equity securities measured utilizing net asset value as a practical expedient of $304.5 million and equity securities utilizing the measurement alternative of $63.2 million as they are without readily determinable fair values.
Nonrecurring Fair Value Measurements
Impairment losses are recognized for Digital intangible assets carried at the lower of cost or impaired value and Property and equipment, net when their carrying amounts exceed fair value. See Note 14 for additional information on impairment of Property and equipment. The carrying values for Digital intangible assets carried at the lower of cost or impaired value were $656.4 million and $550.2 million as of June 30, 2025 and December 31, 2024, respectively. The Company categorized the fair value measurements for Property and equipment, net as Level 3.
The following tables summarize changes in assets and liabilities measured and reported at fair value for which Level 3 inputs have been used to determine fair value for the periods ended June 30, 2025 and December 31, 2024, respectively.

(in thousands) Assets	Fair value, Beginning Balance	Purchases	Sales /Distributions	Net Realized Gain / (Loss)	Net Unrealized Gain / (Loss)	Transfers in /(out) of Level 3	Fair value, Ending Balance
Digital intangible assets
June 30, 2025	$20,457	$—	$—	$—	$(5,425)	$(12,180)	$2,852
December 31, 2024	$68,004	$—	$—	$—	$(17,043)	$(30,504)	$20,457
Digital assets receivable
June 30, 2025	$60,492	$2,250			$(7,817)	$(48,867)	$6,058
December 31, 2024	$20,569	$—	$(4,727)	$4,724	$52,477	$(12,551)	$60,492
Investments
June 30, 2025	$524,573	$79,976	$(137,802)	$69,605	$(32,608)	$1,443	$505,187
December 31, 2024	$364,576	$129,188	$(221,564)	$117,036	$119,803	$15,534	$524,573
Embedded derivative — Notes payable
June 30, 2025	$136,192	$—	$—	$—	$—	$(136,192)	$—
December 31, 2024	$10,472	$93,993	$—	$—	$31,727	$—	$136,192
Transfers in and out of Level 3 are considered to have occurred at the beginning of the period the transfer occurred. For the period ended June 30, 2025, gross transfers into Level 3 were $4.9 million and gross transfers out of Level 3 were $200.7 million. The transfers into Level 3 for Investments were due to fair value adjustments determined by unobservable market inputs. The transfers into Level 3 for Digital assets receivable were due to underlying token launches of contracts held. The transfers out of Level 3 for Investments were due to conversion of warrants into common stock. Transfers out of Level 3 for Digital assets receivable and Digital assets were due to removal of restrictions. Transfers out of Level 3 for Embedded derivative - Notes payable was due to the Reorganization Transactions. See Note 18 for additional information. For the year ended December 31, 2024, gross transfers into Level 3 were $21.2 million and gross transfers out of Level 3 were $48.7 million. The transfers into Level 3 for Investments were due to fair value adjustments determined by unobservable market inputs. The transfers into Level 3 for Digital assets receivable were due to underlying token launches of contracts held. Transfers out of Level 3 for Investments related to a conversion of a convertible note upon emergence from a bankruptcy during the year. Transfers out of Level 3 for Digital assets receivable and Digital assets were due to the removal of restrictions.
The following table presents additional information about valuation methodologies and significant unobservable inputs used for assets and liabilities that are measured and reported at fair value and categorized within Level 3 as of June 30, 2025 and December 31, 2024, respectively:

Financial Instrument	Fair Value at June 30, 2025 (in thousands)	Significant Unobservable Inputs	Range	Weighted Average
Digital intangible assets	2,852	Marketability discount	16.0% - 30.6%	23.5%
Digital assets receivable	6,058	Marketability discount	3.5% - 89.4%	45.7%
Investments	505,187	Time to liquidity event (years)	0.5 - 5.0	4.0
		Annualized equity volatility	70.0% - 90.0%	88.7%
		Risk free rate	3.4% - 4.3%	3.8%
		Market adjustment discount	30.0% - 90.0%	48.7%
		Market adjustment premium	150.0% - 180.0%	173.0%
		Marketability discount	22.7% - 35.0%	27.8%
		Expected dividend payout ratio	—%	—%
		Enterprise value to LTM revenue multiple	2.5x - 11.0x	8.5x
		Enterprise value to projected revenue multiple	3.5x - 5.5x	4.8x
		Enterprise value to annualized revenue	2.5x	2.5x
		Enterprise value to LTM volume	2.8x	2.8x
		Enterprise Value to ARR	8.0x	8.0x
		Price to tangible book value	1.3x	1.3x
		EV to gross profit	6.0x	6.0x
		Recovery percentage	44.0%	44.0%

Financial Instrument	Fair Value at December 31, 2024 (in thousands)	Significant Unobservable Inputs	Range	Weighted Average
Digital intangible assets	$20,457	Marketability discount	15.9% - 45.2%	32.1%
Digital assets receivable	$60,492	Marketability discount	5.5% - 72.8%	35.8%
Investments	$524,573	Time to liquidity event (years)	1.0 - 5.0	4.1
		Annualized equity volatility	70.0% - 90.0%	88.8%
		Risk free rate	3.4% - 4.4%	4.2%
		Market adjustment discount	30.0% - 90.0%	41.0%
		Market adjustment premium	25.0% - 130.0%	79.6%
		Marketability discount	3.5% - 51.8%	26.0%
		Expected dividend payout ratio	—%	—%
		Enterprise value to LTM revenue multiple	2.5x - 16.8x	10.8x
		Enterprise value to projected revenue multiple	2.0x - 10.5x	7.0x
		Enterprise value to annualized revenue	3.5x - 9.0x	6.7x
		Enterprise value to LTM volume	3.0x	3.0x
		Enterprise Value to ARR	8.5x - 15.8x	10.9x
		Price to tangible book value	1.5x	1.5x
		Enterprise value to projected EBITDA	9.0x - 14.0x	11.5x
		Scenario probability	35.0%	35.0%
		Recovery percentage	35.0% - 61.6%	51.5%
Embedded derivative — Notes payable	$136,192	Volatility	45.6% - 75.0%	55.4%
		Risk free rate	4.2% - 4.4%	4.3%
		Time-step (years)	0.004	0.004
Increases and/or decreases in the various unobservable inputs used to determine the Level 3 valuations could result in significantly higher or lower fair value measurements.
Financial Instruments Not Measured at Fair Value
The following table presents the fair value of financial instruments not measured at fair value in the Company’s condensed consolidated interim statements of financial position. This table excludes non-financial assets and liabilities.

	As of June 30, 2025
(in thousands)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Cash and cash equivalents	$691,331	$691,331	$691,331	$—	$—
Assets posted as collateral – Cash	1,220	1,220	—	1,220	—
Accounts receivable	41,393	41,393	—	41,393	—
Loans receivable	535,696	535,696	—	535,696	—
Total Assets	$1,269,640	$1,269,640	$691,331	$578,309	$—
Accounts payable and accrued liabilities	226,080	226,080	—	226,080	—
Notes payable	725,571	965,750	—	965,750	—
Collateral payable — Cash	25,949	25,949	—	25,949	—
Payable to customers — Cash	16,324	16,324	—	16,324	—
Loans payable	348,214	348,214	—	348,214	—
Settlement liability	147,873	149,368	—	149,368	—
Total Liabilities	$1,490,011	$1,731,685	$—	$1,731,685	$—

	As of December 31, 2024
(in thousands)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Cash and cash equivalents	$462,103	$462,103	$462,103	$—	$—
Assets posted as collateral – Cash	—	—	$—	—	$—
Accounts receivable	55,279	55,279	55,279	—	$—
Loans receivable	476,620	476,620	—	476,620	$—
Total Assets	$994,002	$994,002	$517,382	$476,620	$—
Accounts payable and accrued liabilities	281,531	281,531	281,531	—	—
Notes payable	845,186	836,402	—	836,402	—
Collateral payable — Cash	74,995	74,995	—	74,995	—
Payable to customers — Cash	19,520	19,520	—	19,520	—
Loans payable	510,718	510,718	—	510,718	—
Settlement liability	182,462	182,462	—	182,462	—
Total Liabilities	$1,914,412	$1,905,628	$281,531	$1,624,097	$—

Galaxy Digital Holdings, LP
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE OPTION
The Company elected the fair value option for certain eligible assets. The following table summarizes the financial instruments for which the fair value option has been elected:

(in thousands)	December 31, 2024	December 31, 2023
Assets
Digital financial assets	$359,664	$74,386
Investments	558,093	398,529
Total	$917,757	$472,915
The fair value option was only elected for investments, within the Investments line item, where the Company was deemed to have significant influence and otherwise would have applied the equity method of accounting.
Realized and unrealized gains / (losses) on financial instruments for which the fair value option has been elected are recorded as Net gain / (loss) on investments and Net gain / (loss) on digital assets in the Company’s consolidated statements of operations. The following table presents the realized and net change in unrealized gains / (losses) on the financial instruments on which the fair value option was elected:

	December 31, 2024		December 31, 2023		December 31, 2022
(in thousands)	Realized Gains / (Losses)	Net Change in Unrealized Gains / (Losses)	Realized Gains / (Losses)	Net Change in Unrealized Gains / (Losses)	Realized Gains / (Losses)	Net Change in Unrealized Gains / (Losses)
Investments	$83,441	$130,980	$(833)	$88,757	$48,501	$(320,050)
Realized and unrealized gains and (losses) for digital assets classified as financial assets was $0.3 million and $11.8 million for the years ended December 31, 2024 and 2023, respectively, and were not significant for the year ended December 31, 2022.
FAIR VALUE MEASUREMENTS
Recurring fair value measurements
Items measured on a recurring basis at fair value:

	As of December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Digital financial assets	$354,851	4,814	$—	359,665
Digital intangible assets at fair value	1,929,661	68,239	20,457	2,018,357
Digital assets loan receivable, net of allowance — Financial assets	—	393,734	—	393,734
Digital assets receivable	204	24	60,492	60,720
Assets posted as collateral — Digital assets	—	278,527	—	278,527
Derivative assets	188,836	18,817		207,653
Embedded derivative — Collateral payable	—	55,848	—	55,848
Embedded derivative — Digital assets borrowed	—	24,039	—	24,039
Investments(1)	751,220	—	524,573	1,275,793
	$3,224,772	$844,042	$605,522	$4,674,336
Liabilities
Investments sold short (2)	6,524	—	—	6,524
Derivative liabilities	58,155	107,703		165,858
Embedded derivative — Digital assets borrowed		252,635		252,635
Embedded derivative — Collateral payable		161,261		161,261
Embedded derivative — Notes payable	—	—	136,192	136,192
	$64,679	$521,599	$136,192	$722,470
__________________
(1)Excludes equity securities measured utilizing net asset value as a practical expedient ($304.5 million) and equity securities utilizing the measurement alternative as they are without readily determinable fair values ($63.2 million).
(2)Investments sold short are included in Other current liabilities in the Company’s condensed consolidated interim statements of financial position.

	As of December 31, 2023
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Digital financial assets	$74,386	$—	$—	74,386
Digital intangible assets at fair value	655,473	12,674	68,004	736,151
Digital assets loan receivable, net of allowance — Financial assets	—	12,000	—	12,000
Digital assets receivable	196	95	20,569	20,860
Assets posted as collateral — Digital assets	—	316,104	—	316,104
Derivative assets	59,724	113,485	—	173,209
Embedded derivative — Collateral payable	—	4,244	—	4,244
Embedded derivative — Digital assets borrowed	—	877	—	877
Investments(1)	43,568	—	364,576	408,144
	$833,347	$459,479	$453,149	$1,745,975
Liabilities
Investments sold short	25,295	—	—	25,295
Derivative liabilities	55,567	105,075	—	160,642
Embedded derivative — Digital assets borrowed	—	29,874	—	29,874
Embedded derivative — Collateral payable	—	134,695	—	134,695
Embedded derivative — Notes payable	—	—	10,472	10,472
	$80,862	$269,644	$10,472	$360,978
__________________
(1)Excludes equity securities measured utilizing net asset value as a practical expedient ($243.3 million) and equity securities utilizing the measurement alternative as they are without readily determinable fair values ($83.7 million).
Nonrecurring fair value measurements
Impairment losses are recognized for Digital intangible assets carried at the lower of cost or impaired value and Property and equipment, net when their carrying amounts exceed fair value. The carrying values for Digital intangible assets carried at the lower of cost or impaired value were $550.2 million and $277.6 million as of December 31, 2024 and 2023, respectively. The Company categorized the fair value measurements for Property and equipment, net as Level 3.
The following tables summarize changes in assets and liabilities measured and reported at fair value for which Level 3 inputs have been used to determine fair value for the years ended December 31, 2024 and 2023 respectively:

(in thousands) Assets	Fair value, Beginning Balance	Purchases	Sales/Distributions	Net Realized Gain / (Loss)	Net Unrealized Gain / (Loss)	Transfers in/(out) of Level 3	Fair value, Ending Balance
Digital intangible assets
2024	$68,004	$—	$—	$—	$(17,043)	$(30,504)	$20,457
2023	$—	$—	$—	$—	$65,073	$2,931	$68,004
Digital assets receivable
2024	$20,569	$—	$(4,727)	$4,724	$52,477	$(12,551)	$60,492
2023	$16,054	$200	$—	$—	$17,101	$(12,786)	$20,569
Investments
2024	$364,576	$129,188	$(221,564)	$117,036	$119,803	$15,534	$524,573
2023	$170,526	$30,077	$(2,890)	$949	$121,242	$44,672	$364,576
Embedded derivative - Notes payable
2024	$10,472	$93,993	$—	$—	$31,727	$—	$136,192
2023	$—	$—	$—	$—	$9,604	$868	$10,472
Transfers in and out of Level 3 are considered to have occurred at the beginning of the period the transfer occurred. For the year ended December 31, 2024, gross transfers into Level 3 were $21.2 million and gross transfers out of Level 3 were $48.7 million. The transfers into Level 3 for Investments were due to fair value adjustments determine by unobservable market inputs. The transfers into Level 3 for Digital asset receivables were due to underlying token launches of contracts held. Transfers out of Level 3 for Investments related to a conversion of a convertible note upon emergence from a bankruptcy during the year. Transfers out of Level 3 for Digital asset receivables and Digital assets were due to removal of restrictions. For the year ended December 31, 2023, gross transfers into Level 3 were $67.3 million and gross transfers out of Level 3 were $31.6 million. Transfers into Level 3 were due to fair value adjustments determined by unobservable market inputs, recategorization and underlying token launches of contracts held. The transfers out of Level 3 were due to removal of restrictions.
The following table presents additional information about valuation methodologies and significant unobservable inputs used for assets and liabilities that are measured and reported at fair value and categorized within Level 3 as of December 31, 2024 and 2023, respectively:

Financial Instrument	Fair Value at December 31, 2024 (in thousands)	Significant Unobservable Inputs	Range	Weighted Average
Digital intangible assets	$20,457	Marketability discount	15.9% - 45.2%	32.1%
Digital assets receivable	$60,492	Marketability discount	5.5% - 72.8%	35.8%
Investments	$524,573	Time to liquidity event (years)	1.0 - 5.0	4.1
		Annualized equity volatility	70.0% - 90.0%	88.8%
		Risk free rate	3.4% - 4.4%	4.2%
		Market adjustment discount	30.0% - 90.0%	41.0%
		Market adjustment premium	25.0% - 130.0%	79.6%
		Marketability discount	3.5% - 51.8%	26.0%
		Expected dividend payout ratio	—% - —%	0%
		Enterprise value to LTM revenue multiple	2.5x - 16.8x	10.8x
		Enterprise value to projected revenue multiple	2.0x - 10.5x	7.0x
		Enterprise value to annualized revenue	3.5x - 9.0x	6.7x
		Enterprise value to LTM volume	3.0x	3.0x
		Enterprise Value to ARR	8.5x - 15.8x	10.9x
		Price to tangible book value	1.5x	1.5x
		Enterprise value to projected EBITDA	9.0x - 14.0x	11.5x
		Scenario probability	35.0%	35.0%
		Recovery percentage	35.0% - 61.6%	51.5%
Embedded derivative — Notes payable	$136,192	Volatility	45.6% - 75.0%	55.4%
		Risk free rate	4.2% - 4.4%	4.3%
		Time-step (years)	0.004	0.004

Financial Instrument	Fair Value at December 31, 2023 (in thousands)	Significant Unobservable Inputs	Range	Weighted Average
Digital intangible assets	$68,004	Marketability discount	3.3% - 59.4%	15.4%
Digital assets receivable	$20,569	Marketability discount	6.1% - 74.4%	28.5%
Investments	$364,576	Time to liquidity event (years)	3.0 - 5.0	4.6
		Annualized equity volatility	90.0%	90.0%
		Risk free rate	3.5% - 4.2%	3.9%
		Control discount	7.5% - 20.0%	11.1%
		Market adjustment discount	25.0% - 65.0%	37.4%
		Marketability discount	5.7% - 40.0%	15.4%
		Enterprise value to revenue multiple	2.0x- 12.0x	9.4x
		Enterprise value to projected revenue multiple	2.0x - 8.0x	4.4x
		Enterprise value to volume multiple	5.5x	5.5x
		Recovery percentage	120.1%	120.1%
		Claims percentage	68.0%	68.0%
Embedded derivative — Notes payable	$10,472	Volatility	67.0%	67.0%
		Risk free rate	4.0%	4.0%
		Time-step (years)	0.004	0.004
Increases and/or decreases in the various unobservable inputs used to determine the Level 3 valuations could result in significantly higher or lower fair value measurements.
Financial Instruments Not Measured at Fair Value
The following table presents the fair value of financial instruments not measured at fair value in the Company’s consolidated statements of financial position. This table excludes non-financial assets and liabilities.

	As of December 31, 2024
(in thousands)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Cash and cash equivalents	$462,103	$462,103	$462,103	$—	$—
Assets posted as collateral — Cash	—	—	—	—	—
Accounts receivable	55,279	55,279	55,279	—	—
Loans receivable	476,620	476,620	—	476,620	—
Total Assets	$994,002	$994,002	$517,382	$476,620	$—
Accounts payable and accrued liabilities	281,531	281,531	281,531	—	—
Notes payable	845,186	836,402	—	836,402	—
Collateral payable — Cash	74,995	74,995	—	74,995	—
Payable to customers — Cash	19,520	19,520	—	19,520	—
Loans payable	510,718	510,718	—	510,718	—
Total Liabilities	$1,731,950	$1,723,166	$281,531	$1,441,635	$—

	As of December 31, 2023
(in thousands)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Cash and cash equivalents	$316,610	$316,610	$316,610	$—	$—
Assets posted as collateral — Cash	2,091	2,091	2,091	—	—
Accounts receivable	60,929	60,929	60,929	—	—
Loans receivable	387,364	387,364	—	387,364	—
Total Assets	$766,994	$766,994	$379,630	$387,364	$—
Accounts payable and accrued liabilities	140,376	140,376	140,376	—	—
Notes payable	408,053	342,161	—	342,161	—
Collateral payable — Cash	11,367	11,367	—	11,367	—
Payable to customers — Cash	3,442	3,442	—	3,442	—
Loans payable	93,069	93,069	—	93,069	—
Total Liabilities	$656,307	$590,415	$140,376	$450,039	$—